Investments in a Related Party and Other	12 Months Ended
Dec. 31, 2025
Transactions/Investments with Related Parties [Abstract]
Investments in a Related Party and Other
5.
Investments in a related party and other
a)
OceanPal
Inc.,
or
OceanPal:
As
of
December 31,
2024,
the
Company held
500,000
shares of
Series B Preferred
Shares of OceanPal.
Series B Preferred
Shares entitled the
holder to
2,000
votes on
all
matters
submitted to
a
vote
of
stockholders, however,
the
voting
rights
were capped
at

% of
total
votes, and
the total
votes entitled
to
be cast
by the
holder,
including common
stock or
any other
voting
security, should not
exceed

% of the total number of votes. Series B Preferred Shares had no dividend
or distribution rights.
On October 28,
2025, the Company
sold its
500,000
Series B Preferred
Shares for
cash
consideration of
$
3,005
.
The
sale
resulted
in
a
realized
gain, representing
the
excess of
the
sale
proceeds over the carrying
amount of the shares.
This gain is included
within gain/(loss) on related
party
investments
in
the
accompanying
consolidated
statements
of
income.
The
realized
gain
partially
offset
realized
losses
recognized
during
2025
from
the
dilution
of
the
Company’s
common
stock
holdings
in
OceanPal, described below.
As of December
31, 2025 and
2024, the Company
held

Series C Convertible
Preferred Shares.
Series
C
Preferred
Shares
do
not
have
voting
rights
except
with
respect
to
amendments
to
the
Articles
of
Incorporation that adversely affect the
preferences, powers, or rights of the
Series C Preferred Shares or
relate to
the issuance
of Parity
Stock or
the creation
or issuance
of Senior
Stock. Series
C Preferred
Shares
have a liquidation preference equal to the stated value of $ 1,000 and are convertible into common shares
at the
Company’s option
commencing upon the
first anniversary
of the
issue date,
at a
conversion price
equal to the lesser of $ 6.50
and the
10 -trading-day trailing VWAP of OceanPal’s common shares, subject to adjustment. Dividends are cumulative and accrue at the rate of 8 % per annum and are payable in cash or,
at OceanPal’s
option, in
kind. As
of December
31, 2025
and 2024,
the Company’s
investment in
the
Series C preferred shares, amounted to $ 180
and $
180 , respectively, included in investments in a related
party,
current
and
investments
in
a
related
party,
non-current,
respectively,
in
the
accompanying
consolidated balance sheets.
On October
17, 2023,
the Company
converted
9,793
of its
10,000
Series C
Preferred Shares
into
3,649,474
common shares,
having a
fair value
of $
9,160
based on
Level 1
inputs of
the fair
value hierarchy,
using
the closing price
of OceanPal’s common
shares on the
conversion date. Upon conversion,
the Company
recognized a gain
of $
1,742
, representing the
excess of the
fair value of
the common shares
received over
the carrying amount of
the Series C Preferred
Shares derecognized. This gain
is included in gain/(loss)
on
related
party
investments
in
the
accompanying
consolidated
statements
of
income.
Following
the
conversion, the Company became the beneficial owner of 49 % of OceanPal’s outstanding common stock and, as
the shares
are listed
on NASDAQ,
the Company
elected to
account for
its ownership
interest in
OceanPal at fair value.
As of
December 31,
2024, the
Company held
3,649,474
shares of
OceanPal’s common
stock. During
2025,
OceanPal completed a series of common
stock issuances and effected a reverse stock
split, resulting in a
significant dilution
of the
Company’s ownership
interest to
145,978
common shares
as of
December 31,
2025,
resulting
in
a
loss
of
$
4,077
included
in
gain/(loss)
on
related
party
investments,
in
the
2025
consolidated statement
of
income.
As a
result
of this
dilution,
the
Company concluded
that it
no longer
exercises
significant
influence
over
OceanPal,
and
therefore
the
investment
no
longer
qualifies
for
the
equity method under
ASC 323. The
discontinuation of the equity
method did not
affect the measurement
of the
investment, as
the Company
had previously
elected the
fair value
option for
its holdings
in OceanPal.
Accordingly, the
investment continues to be carried
at fair value, with
changes in fair value
recognized in
earnings.
As
of
December
31,
2025
and
2024,
the
Company’s
investment
in
the
common
stock
of
OceanPal amounted to $ 158
and $
4,235
, respectively,
included in investments in a
related party,
current
and investments in a related party, non-current,
respectively.
In
2025,
2024 and
2023, changes
in
the
fair
value
of
the
Company’s
investment in
OceanPal common
shares and
preferred shares resulted
in losses
of $
1,072 , $ 3,905
and $
1,022
, respectively,
presented in
gain/(loss) on related party investments, in the consolidated statements of income.
In
2023,
the
Company
distributed
13,157
Series
D
Preferred
Shares
as
non-cash
dividends
to
its
shareholders
(Note
11).
The
Series
D
Preferred
Shares
were
offered
to
shareholders
as
non-cash
consideration
for
the
sale
of
Melia
to
OceanPal.
The
Company
accounted
for
the
transaction
as
a
nonreciprocal transfer with its owners in accordance with ASC 845 and measured the preferred shares at their fair value on
the date of declaration
at $
10,761
and recorded a gain
of $

included in gain/(loss) on
related party investments
in the related accompanying
consolidated statement of income.
The fair value of
the Series D Preferred Shares was determined
using the income approach, based on
the present value of
the future cash flows expected to be received by the holder of the equity instrument.
In
2025,
2024
and
2023,
dividend
income
from
the
Series
C
and
Series
D
OceanPal
preferred
shares
amounted to $ 17 , $ 17
and $

, respectively,
included in interest and other income in the accompanying
consolidated statements of income.
b)
Investment
in
equity
securities:
In
2023,
the
Company
acquired
equity
securities
of
an
entity
listed in the NYSE which as of December
31, 2023 had a fair value of $
20,729 . The equity securities were
initially recorded at
cost amounting
to $
17,916
and measured at
year-end at fair
value, determined
through
Level 1
of the
fair value
hierarchy. The securities
were considered
marketable securities
that were
available
to
be
converted
into
cash
to
fund
current
operations
and
were
classified
in
current
assets
in
the
accompanying consolidated
balance sheet.
The Company
sold all
securities during
the first
quarter of
2024
and in
2024 and
2023, recorded
a realized
loss of
$
400
and an
unrealized gain
of $
2,813 , respectively,
presented in gain/(loss) on equity securities in the accompanying consolidated statements of income.
In 2025, the
Company acquired equity securities of
Genco Shipping & Trading
Limited (Genco) which as
of December 31, 2025,
had a fair value
of $
118,194
. As of December 31,
2025, the Company is
the holder
of 6,413,151
common shares, being
14.8
% of Genco’s common stock.
The equity securities were initially
recorded at cost
amounting to $
103,524
and measured subsequently
at fair value,
since their fair
values
were
readily
determinable,
determined
through
Level
1
of
the
fair
value
hierarchy.
The
securities
are
considered marketable
securities that
are available
to be
converted into
cash to
fund current
operations
and classified
in current
assets in
the accompanying
consolidated balance
sheet as
of December
31, 2025.
Unrealized
gain
on
the
investment
amounted
to
$
14,671
and
is
separately
presented
in
gain/(loss)
on
equity securities in the accompanying consolidated statements of income.
In 2025, dividend income from the Investment in equity securities amounted to $ 1,670 included in interest
and other income in the accompanying consolidated statements of income.
On
November
24,
2025,
we
submitted
to
Genco’s
board
of
directors
a
proposal
to
acquire
all
of
the
outstanding shares of Genco we did not already own for a price of
$
20.60
per share in cash (Note 16).